Assets and liabilities held for sale - Schedule of assets and liabilities held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	$ 14,694	$ 14,776	$ 14,764
Property, plant and equipment	9,246	9,528	8,533
Deferred tax assets	138	150	131
Inventories	10,556	10,658	9,699
Trade and other receivables	4,355	3,504	4,532
Trade and other payables	(7,035)	(6,952)	(7,094)
Deferred tax liabilities	(2,893)	(2,944)	(2,937)
Bank overdrafts	(25)		(17)
Loans and leases	(687)	(653)	(623)
Corporate tax payables	(261)	(138)	(191)
Liabilities held for sale	(693)	(193)	(81)
Total	13,694	13,178	12,405
Disposal groups classified as held for sale
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	43	1	86
Property, plant and equipment	611	146	137
Inventories	112	50	26
Trade and other receivables	168	40	20
Corporate tax receivables	31	2	3
Cash	139	18	30
Assets held for sale	1,104	257	302
Trade and other payables	(311)	(137)	(61)
Provisions	(13)	0	0
Deferred tax liabilities	(63)	(40)	(20)
Bank overdrafts	(1)	(4)	0
Loans and leases	(305)	(5)	0
Post-employment benefit liabilities	0	(7)	0
Liabilities held for sale	(693)	(193)	(81)
Total	$ 411	$ 64	$ 221